Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Selling and marketing				$ 1,755	$ 2,266
General and administrative	832	988	2,973	14,138	8,882
Total operating expenses	832	988	2,973	15,893	11,148
Loss from operations	(832)	(988)	(2,973)	(15,893)	(11,148)
Other income (expense):
Interest income		2	15	2	1
Interest expense				(223)	(533)
Other expense, net			15	(221)	(532)
Loss from continuing operations	(832)	(986)	(2,958)	(16,114)	(11,680)
Discontinued Operations:
Income from discontinued operations, including tax benefit		8	23	959	6,369
Gain on disposals, net of tax	9,675	373	2,589	(119)
Income from discontinued operations, net of tax	9,675	381	2,612	840	6,369
Net income (loss)	$ 8,843	$ (605)	$ (346)	$ (15,274)	$ (5,311)
Basic and diluted net (loss) income per share:
Continuing operations	$ (0.13)	$ (0.07)	$ (0.32)	$ (1.13)	$ (0.91)
Discontinued operations, net of tax	$ 1.56	$ 0.03	$ 0.29	$ 0.06	$ 0.49
Net income (loss) per share	$ 1.43	$ (0.04)	$ (0.03)	$ (1.07)	$ (0.42)
Weighted average number of common shares outstanding - basic and diluted	6,193,484	13,391,482	9,063,085	14,320,505	12,870,729